26. Stock options	12 Months Ended
Dec. 31, 2017
Stock Options
Stock options

2011-2013 Plan and 2014-2016 Plan

At the annual meeting on August 5, 2011, and April 10, 2014, the shareholders of TIM Participações S.A. approved the long term incentives plans, respectively the “2011-2013 Plan” and the “2014-2016 Plan,” for senior management and the key executives of the Company and its subsidiaries.

The exercise of options under the 2011-2013 Plan depends on the achievement of specific performance targets, while the exercise of options under the 2014-2016 Plan is not subject to this condition. The Exercise Price is calculated with an upward or downward adjustment to the Base Share Price, according to share performance, as provided for in each Plan.

Stock options are effective for six years, and TIM Participações has no legal or informal obligation to repurchase or settle the options in cash.

There were no new grants in 2017, only ascertainments regarding  the next vestings, being the 3rd related to the 2014 grant, the 2nd related to the 2015 grant and the 1st related to the 2016 grant.

The variations in the quantity of options are presented below:

Date of grant	Stock Options Granted	Maturity date	Exercise price	Balance at the beginning of the year	Granted in the year	Exercised in the year	Forfeited in the year	Falling due in the year	Balance at the end of the year
2017
2014-2016 Plan – 3rd grant	3,922,204	Sep/22	R$8.10	3,922,204	-	(788,374)	(323,752)	-	2,810,078
2014-2016 Plan – 2nd grant	3,355,229	Oct/21	R$8.45	2,575,085	-	(760,358)	(713,561)	-	1,101,166
2014-2016 Plan – 1st grant	1,687,686	Sep/20	R$13.42	1,064,659	-	-	(405,939)	-	658,720
2011-2013 Plan – 3rd grant	3,072,418	Jul/19	R$8.13	1,091,464	-	-	(246,550)	-	844,914
2011-2013 Plan – 2nd grant	2,661,752	Sep/18	R$8.96	502,289	-	-	(246,733)	-	255,556
2011-2013 Plan – 1st grant	2,833,595	Aug/17	R$8.84	-	-	-	-	-	-
Total	17,532,884			9,155,701	-	(1,548,732)	(1,936,535)	-	5,670,434
Average weighted price for the year			R$8.72

(*) No options were exercised in 2017 for the “2011-2013 plan”, since minimum performance conditions have not been met. With regard to the 2nd grant for the 2014-2016 plan, during the first semester of 2017, 197,132 options were exercised at the price of R$8.73 (R$8.45 adjusted according to the performance goal at 3.33%). During the months of Oct-Dec, 109,470 options of the 2nd 2014-2016 grant were exercised at the prices of R$8.73  and R$8,16, with respect to the 1st and 2nd vestings, respectively. Also, in the same period, 1,242,130 options of the 1st vesting of the 2016 grant were exercised at the price of R$7.69 (adjusted for the performance goal at -5%).

Date of grant	Stock Options Granted	Maturity date	Exercise price	Balance at the beginning of the year	Granted in the year	Exercised in the year	Forfeited in the year	Falling due in the year	Balance at the end of the year
2016
2014-2016 Plan -	3,922,204	set/22	R$8.10	-	3,922,204	-	-	-	3,922,204
3rd grant
2014-2016 Plan	3,355,229	out/21	R$8.45	3,355,229	-	-	(780,144)	-	2,575,085
2nd grant
2014-2016 Plan -	1,687,686	set/20	R$13.42	1,305,562	-	-	(240,903)	-	1,064,659
1st grant
2011-2013 Plan –	3,072,418	jul/19	R$8.13	1,531,984	-	-	(440,520)	-	1,091,464
3rd grant
2011-2013 Plan –	2,661,752	set/18	R$8.96	513,904	-	-	(11,615)	-	502,289
2nd grant
2011-2013 Plan –	2,833,595	ago/17	R$8.84	-	-	-	-	-	-
1st grant
Total	17,532,884			6,706,679	3,922,204		(1,473,182)		9,155,701
Average weighted price for the year			R$8,87

Below are the significant data included in the model:

Date of grant	Weighted average price of shares on the date of grant	Volatility	Expected useful life of the option	Annual interest rate without risk
2011 Grant	R$8.31	51.73% p.a	6 years	11.94% p.a
2012 Grant	R$8.96	50.46% p.a	6 years	8.89% p.a
2013 Grant	R$8.13	48.45% p.a	6 years	10.66% p.a
2014 Grant	R$13.42	44.60% p.a	6 years	10.66% p.a
2015 Grant	R$8.45	35.50% p.a	6 years	16.10% p.a
2016 Grant	R$8.10	36.70% p.a	6 years	11.73% p.a

The Base Share Price was calculated using the weighted prices of the shares of TIM Participações, during the following periods:

  2011-2013 Plan – 1st Grant – The volume traded and the trading price of the shares in TIM Participações in the period of 30 days prior to July 20, 2011 (the date when the Board of Directors of TIM Participações approved the benefit).

  2011-2013 Plan – 2nd Grant – The volume traded and the trading price of TIM Participações shares during the period from July 1, 2012 to August 31, 2012.

  2011-2013 Plan – 3rd Grant – The volume traded and the trading price of TIM Participações shares during the period of 30 days preceding July 20, 2013.

  2014-2016 Plan – 1st Grant – The volume traded and the trading price of TIM Participações shares during the period of 30 days preceding the date determined by the Board of Directors of TIM Participações (September 29, 2014).

  2014-2016 Plan – 2nd Grant - The volume traded and the trading price of TIM Participações shares during the period of 30 days preceding the date determined by the Board of Directors of TIM Participações (September 29, 2015).

  2014-2016 Plan– 3rd Grant – The volume traded and the trading price of TIM Participações shares during the period of 30 days preceding the date determined by the Board of Directors (September 29, 2016).

Using the accruals basis of accounting, the expenses related to the long term benefit plan are being accounted for on a monthly basis and, at the end of the year, totaled R$12,789 (R$3,802 as at December 31, 2016).